Net Income (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share
	Year ended March 31,
	2020	2021	2022
	$	$	$

Net income (loss) attributable to Highway Holdings Limited’s shareholders, basic and diluted	686	(461)	443

Shares:
Weighted average common shares used in computing basic net income (loss) per share	3,909,976	4,006,400	4,033,346
Dilutive stock option	-	-	154,385
Weighted average common shares used in computing diluted net income (loss) per share	3,909,976	4,006,400	4,187,731

Net income (loss) per share, basic	0.18	(0.12)	0.11

Net income (loss) per share, diluted	0.18	(0.12)	0.11